Business Combinations - Summary of Divestments Transactions (Detail) - Divestments 2022-2024 [member] - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Divestitures [Line Items]
Cash and cash equivalents		kr 11,200	kr 0	kr (633)
Proceeds		11,200	0	(633)
Net assets disposed of
Property, plant and equipment		285	0	121
Investments in associates		313	0	0
Other assets		5,554	0	0
Other liabilities		(2,857)	(39)	35
Total net assets		3,295	(39)	156
Net gains/losses from divestments	[1]	7,905	(39)	(789)
Cash flow effect		kr 11,200	kr 0	kr (633)

[1]	Includes net gains/losses for liquidated subsidiaries.